RELATED PARTY TRANSACTIONS (Details) - Collective investment vehicles £ in Millions	12 Months Ended
	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)
RELATED PARTY TRANSACTIONS (Details) - Collective investment vehicles [Line Items]
Number of investment vehicles	131	134
Financial assets at fair value through profit or loss	£ 158,529	£ 176,008
Financial assets, at fair value	206,939	230,810
Fee and commission income	£ 2,848	£ 2,965	£ 3,045
Consolidated [member]
RELATED PARTY TRANSACTIONS (Details) - Collective investment vehicles [Line Items]
Number of investment vehicles	82	83
Unconsolidated [member]
RELATED PARTY TRANSACTIONS (Details) - Collective investment vehicles [Line Items]
Current investments	£ 620
Money redeemed from disposal of unconsolidated OEICs	404
Financial assets at fair value through profit or loss	2,513
Fee and commission income	£ 128
Investment Vehicles [Member]
RELATED PARTY TRANSACTIONS (Details) - Collective investment vehicles [Line Items]
Current investments		£ 418
Money redeemed from disposal of unconsolidated OEICs		616
Financial assets, at fair value		2,328
Fee and commission income		£ 133